Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loss per share
Net loss for the period, basic	£ (11,770)	£ (17,021)
Net loss for the period, diluted	£ (11,770)	£ (17,021)
Basic loss per share	£ (0.06)	£ (0.10)
Diluted loss per share	£ (0.06)	£ (0.10)
Weighted average issued shares, basic	185,639,462	178,329,218
Weighted average issued shares, diluted	185,639,462	178,329,218